Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	MainGate Trust
Central Index Key	0001505064
Amendment Flag	false
Document Creation Date	Jan. 29, 2013
Document Effective Date	Jan. 29, 2013
Prospectus Date	Jan. 29, 2013
MainGate MLP Fund | MainGate MLP Fund | Class A
Risk/Return:
Trading Symbol	AMLPX
MainGate MLP Fund | MainGate MLP Fund | Class I
Risk/Return:
Trading Symbol	IMLPX